Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Dec. 28, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Dec. 27, 2017	Dec. 26, 2017	Aug. 31, 2017	Sep. 20, 2016	Aug. 31, 2016	Aug. 31, 2015
C000102309
Account Value [Line Items]
Account Value	$ 11,285	$ 11,013	$ 10,242	$ 10,389	$ 11,756		$ 11,714	$ 11,149	$ 10,218			$ 10,354		$ 10,402	$ 10,000
C000024293
Account Value [Line Items]
Account Value	11,554	11,248	10,434	10,559	11,910		11,850	11,250	10,295			10,396		10,439	10,000
C000024292
Account Value [Line Items]
Account Value	11,288	11,016	10,244	10,392	11,759		11,717	11,152	10,235			10,373		10,433	10,000
C000041650
Account Value [Line Items]
Account Value	11,745	11,297	10,780	10,379	10,350		10,349	10,285	10,106			10,015		10,001	10,000
C000041649
Account Value [Line Items]
Account Value	12,015	11,509	10,936	10,497	10,458		10,457	10,372	10,163			10,042		10,005	10,000
C000073542
Account Value [Line Items]
Account Value	11,926	11,472	10,947	10,512	10,472		10,471	10,383	10,171			10,047		10,007	10,000
C000041652
Account Value [Line Items]
Account Value	12,079	11,561	10,977	10,527	10,485		10,484	10,391	10,173			10,045	$ 10,000
C000223873
Account Value [Line Items]
Account Value	13,751	11,977	10,852	10,170	10,877	$ 10,000
C000223874
Account Value [Line Items]
Account Value	13,921	12,106	10,923	10,216	10,904	10,000
C000223872
Account Value [Line Items]
Account Value	13,757	11,993	10,848	10,176	10,879	10,000
C000102307
Account Value [Line Items]
Account Value	11,966	11,505	10,686	10,567	11,197		11,151	10,751	10,281			10,267		10,123	10,000
C000024286
Account Value [Line Items]
Account Value	12,284	11,781	10,906	10,738	11,364		11,291	10,870	10,358			10,319		10,148	10,000
C000024285
Account Value [Line Items]
Account Value	11,969	11,507	10,679	10,539	11,178		11,120	10,732	10,264			10,257		10,119	10,000
C000196700
Account Value [Line Items]
Account Value	11,582	11,181	10,175	10,453	11,602		11,568	11,079	10,160		$ 10,000
C000196701
Account Value [Line Items]
Account Value	11,806	11,369	10,320	10,564	11,709		11,645	11,126	10,187		10,000
C000196702
Account Value [Line Items]
Account Value	11,622	11,219	10,204	10,487	11,643		11,617	11,120	10,205		10,000
C000041646
Account Value [Line Items]
Account Value	11,668	11,229	10,714	10,331	10,309		10,309	10,253	10,088			10,009		10,001	10,000
C000041645
Account Value [Line Items]
Account Value	11,996	11,496	10,923	10,488	10,453		10,452	10,369	10,160			10,038		10,003	10,000
C000041648
Account Value [Line Items]
Account Value	11,975	11,467	10,887	10,445	10,406		10,406	10,315	10,099	$ 10,000
C000196703
Account Value [Line Items]
Account Value	10,866	10,573	10,232	9,995	10,081		10,111	10,046	10,010		10,000
C000196704
Account Value [Line Items]
Account Value	11,206	10,876	10,500	10,231	10,308		10,307	10,217	10,065		10,000
C000196705
Account Value [Line Items]
Account Value	10,989	10,675	10,327	10,088	10,185		10,215	10,150	10,014		10,000
C000136573
Account Value [Line Items]
Account Value	22,637	18,357	17,718	15,995	11,144		7,616	8,113	11,324			9,566		10,159	10,000
C000136574
Account Value [Line Items]
Account Value	21,019	17,178	16,707	15,198	10,672		7,347	7,890	11,085			9,433		10,099	10,000
C000136571
Account Value [Line Items]
Account Value	23,260	18,824	18,114	16,317	11,346		7,730	8,215	11,430			9,628		10,209	10,000
C000136572
Account Value [Line Items]
Account Value	$ 22,633	18,363	17,712	15,997	11,157		7,616	8,119	11,319			9,570		10,166	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350		12,360	11,609	10,537			10,649		10,597	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350		12,360	11,609	10,537			10,649		10,597	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350		12,360	11,609	10,537			10,649		10,597	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	18,541	16,000	12,585	10,855	12,227	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	18,541	16,000	12,585	10,855	12,227	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 18,541	16,000	12,585	10,855	12,227	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350		12,360	11,609	10,537			10,649		10,597	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350		12,360	11,609	10,537			10,649		10,597	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,585	10,797	10,928	12,350		12,360	11,609	10,537			10,649		10,597	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,273	10,930	10,187	10,310	11,652		11,662	10,953	9,941		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,273	10,930	10,187	10,310	11,652		11,662	10,953	9,941		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,273	10,930	10,187	10,310	11,652		11,662	10,953	9,941		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,523	11,514	10,853	10,671	11,680		11,296	10,942	10,064		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,523	11,514	10,853	10,671	11,680		11,296	10,942	10,064		10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,523	11,514	10,853	10,671	11,680		11,296	10,942	10,064		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	39,076	33,721	26,524	22,876	25,770		19,647	16,112	15,655			13,083		11,255	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	39,076	33,721	26,524	22,876	25,770		19,647	16,112	15,655			13,083		11,255	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	39,076	33,721	26,524	22,876	25,770		19,647	16,112	15,655			13,083		11,255	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 39,076	$ 33,721	$ 26,524	$ 22,876	$ 25,770		$ 19,647	$ 16,112	$ 15,655			$ 13,083		$ 11,255	$ 10,000
Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Core Bond Funds Average
ICE BofA ML 1-5 Year US Corporate/Government Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA ML 1-5 Year US Corporate/Government Index
ICE BofA ML 1-5 Year US Corporate/Government Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA ML 1-5 Year US Corporate/Government Index
ICE BofA ML 1-5 Year US Corporate/Government Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA ML 1-5 Year US Corporate/Government Index
Lipper Multi-Sector Income Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Sector Income Funds Average
Lipper Multi-Sector Income Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Sector Income Funds Average
Lipper Multi-Sector Income Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Sector Income Funds Average
Bloomberg Municipal 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Bloomberg Municipal 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Bloomberg Municipal 1 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
MSCI World Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index
MSCI World Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index
MSCI World Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index
MSCI World Energy Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Energy Index